UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21563

 NAME OF REGISTRANT:                     Eaton Vance Short Duration
                                         Diversified Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Deidre E. Walsh, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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

Eaton Vance Short Duration Diversified Income Fund
--------------------------------------------------------------------------------------------------------------------------
 CLEAR CHANNEL OUTDOOR HOLDINGS, INC.                                                        Agenda Number:  935359871
--------------------------------------------------------------------------------------------------------------------------
        Security:  18453H106
    Meeting Type:  Annual
    Meeting Date:  05-May-2021
          Ticker:  CCO
            ISIN:  US18453H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       C. William Eccleshare                                     Mgmt          For                            For
       Lisa Hammitt                                              Mgmt          For                            For
       Mary Teresa Rainey                                        Mgmt          For                            For

2.     Approval of the advisory (non-binding)                    Mgmt          For                            For
       resolution on executive compensation.

3.     Approval of the adoption of the 2012 second               Mgmt          For                            For
       amended and restated equity incentive plan.

4.     Ratification of Ernst & Young LLP as the                  Mgmt          For                            For
       independent accounting firm for the year
       ending December 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 CUMULUS MEDIA INC.                                                                          Agenda Number:  935375697
--------------------------------------------------------------------------------------------------------------------------
        Security:  231082801
    Meeting Type:  Annual
    Meeting Date:  04-May-2021
          Ticker:  CMLS
            ISIN:  US2310828015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mary G. Berner                                            Mgmt          For                            For
       David M. Baum                                             Mgmt          For                            For
       Matthew C. Blank                                          Mgmt          For                            For
       Thomas H. Castro                                          Mgmt          For                            For
       Joan Hogan Gillman                                        Mgmt          For                            For
       Andrew W. Hobson                                          Mgmt          For                            For
       Brian G. Kushner                                          Mgmt          For                            For

2.     Proposal to approve, on an advisory basis,                Mgmt          For                            For
       the compensation paid to the Company's
       named executive officers.

3.     Proposal to ratify the appointment of                     Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for 2021.




--------------------------------------------------------------------------------------------------------------------------
 IHEARTMEDIA, INC.                                                                           Agenda Number:  935362234
--------------------------------------------------------------------------------------------------------------------------
        Security:  45174J509
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2021
          Ticker:  IHRT
            ISIN:  US45174J5092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard J. Bressler                                       Mgmt          For                            For
       K. Sivaramakrishnan                                       Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       Ernst & Young LLP as our independent
       registered public accounting firm for the
       fiscal year ending December 31, 2021.

3.     The approval, on an advisory (non-binding)                Mgmt          For                            For
       basis, of the compensation of our named
       executive officers.

4.     The approval of the iHeartMedia, Inc. 2021                Mgmt          For                            For
       Long-Term Incentive Award Plan.




--------------------------------------------------------------------------------------------------------------------------
 MCDERMOTT INTL LTD                                                                          Agenda Number:  935365975
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5924V106
    Meeting Type:  Annual
    Meeting Date:  14-May-2021
          Ticker:  MCDIF
            ISIN:  BMG5924V1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To appoint David Dickson as Chairman of the               Mgmt          For                            For
       2021 Annual General Meeting of Members.

2.     DIRECTOR
       Craig Broderick                                           Mgmt          Withheld                       Against
       Neil Bruce                                                Mgmt          Withheld                       Against
       David Dickson                                             Mgmt          Withheld                       Against
       Barbara Duganier                                          Mgmt          Withheld                       Against
       Andrew Gould                                              Mgmt          Withheld                       Against
       Alan Hirshberg                                            Mgmt          Withheld                       Against
       Nils Larsen                                               Mgmt          Withheld                       Against
       Lee McIntire                                              Mgmt          Withheld                       Against
       Paul Soldatos                                             Mgmt          Withheld                       Against

3.     To approve amendments to Bye-Laws 40.1(a),                Mgmt          For                            For
       41, 50.1 and 65 of the Amended and Restated
       Bye-laws of McDermott International, Ltd.

4.     To approve an alteration to the Memorandum                Mgmt          For                            For
       of Association of McDermott International,
       Ltd.

5.     To appoint Ernst & Young LLP as the Auditor               Mgmt          Against                        Against
       of McDermott International, Ltd for a term
       extending until the close of the 2022
       Annual General Meeting of Members and give
       the Audit Committee of the Board of
       Directors the authority to set the
       remuneration of the Company's Auditor.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Short Duration Diversified Income Fund
By (Signature)       /s/ Eric A. Stein
Name                 Eric A. Stein
Title                President
Date                 8/25/2021